Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 18, 2014	Feb. 11, 2015	Feb. 06, 2013	Feb. 14, 2014	Sep. 25, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units						$ 72,090	$ 104,499	$ 148,022
Proceeds from issuance of common units, net of offering costs						72,090	104,499	148,022
Net proceeds from issuance of general partner units						1,528	2,233	3,167
Proceeds from issuance of General partners units						$ 1,528	$ 2,233	$ 3,167
Common Unitholders
Class Of Stock [Line Items]
Partners Capital account units sold in public offering		4,000,000	4,500,000	5,500,000	5,000,000	5,720,547	6,325,000	10,925,000
Unit price		$ 13.09	$ 14.15	$ 17.3	$ 14.26
Proceeds from issuance of Common Limited partners units		$ 52,360	$ 63,675	$ 95,150	$ 71,300
Proceeds from issuance of common units, net of offering costs		50,120	60,840	91,135	68,200	$ 72,090	$ 104,499	$ 148,022
Offering costs		$ 216	$ 195	$ 306	$ 179
Common Unitholders | Overallotment Option
Class Of Stock [Line Items]
Partners Capital account units sold in public offering	825,000	600,000	675,000		750,000
Proceeds from issuance of Common Limited partners units	$ 14,273	$ 7,854	$ 9,551		$ 10,695
Proceeds from issuance of common units, net of offering costs	$ 13,670	$ 7,518	$ 9,126		$ 10,230
General Partner
Class Of Stock [Line Items]
Partners Capital account units sold in public offering		81,633	91,837	112,245	102,041
General Partner's capital account units sold in public offering						116,746	129,082	222,960
Net proceeds from issuance of general partner units		$ 1,069	$ 1,299	$ 1,942	$ 1,455
Proceeds from issuance of General partners units						$ 1,528	$ 2,233	$ 3,167
General Partner | Overallotment Option
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering	16,837	12,245	13,776		15,306
Net proceeds from issuance of general partner units	$ 291	$ 160	$ 195		$ 218
Navios Holdings
Class Of Stock [Line Items]
Proceeds from issuance of private placement		$ 14,967
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Unit price		$ 13.09
Common Limited Partner's capital account units sold in private placement		1,120,547
Navios Holdings | General Partner
Class Of Stock [Line Items]
Unit price		$ 13.09
Common Limited Partner's capital account units sold in private placement		22,868
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings		20.10%				20.10%
Navios GP L.L.C. general partner interest in Navios Partners						2.00%